Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value
FAIR VALUE
We have categorized our financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:

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Level 1:  Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g., U.S. government obligations, active exchange-traded equity securities, and certain short-term securities).

•
Level 2:  Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly (e.g., certain corporate and municipal bonds and certain preferred stocks). This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

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Level 3:  Inputs that are unobservable. Unobservable inputs reflect our subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain structured securities and privately held investments).

Determining the fair value of the investment portfolio is the responsibility of management. As part of the responsibility, we evaluate whether a market is distressed or inactive in determining the fair value for our portfolio. We review certain market level inputs to evaluate whether sufficient activity, volume, and new issuances exist to create an active market. Based on this evaluation, we concluded that there was sufficient activity related to the sectors and securities for which we obtained valuations.
The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2014
Fixed maturities:
U.S. government obligations	$2,667.1	$0	$0	$2,667.1	$2,641.1
State and local government obligations	0	2,139.2	0	2,139.2	2,095.7
Foreign government obligations	14.2	0	0	14.2	14.2
Corporate debt securities	0	2,836.7	0	2,836.7	2,813.9
Subtotal	2,681.3	4,975.9	0	7,657.2	7,564.9
Asset-backed securities:
Residential mortgage-backed	0	1,658.5	0	1,658.5	1,635.5
Commercial mortgage-backed	0	2,304.0	11.6	2,315.6	2,278.7
Other asset-backed	0	1,638.7	0	1,638.7	1,634.9
Subtotal asset-backed securities	0	5,601.2	11.6	5,612.8	5,549.1
Redeemable preferred stocks:
Financials	0	97.9	0	97.9	77.3
Utilities	0	65.3	0	65.3	65.0
Industrials	0	116.0	0	116.0	117.9
Subtotal redeemable preferred stocks	0	279.2	0	279.2	260.2
Total fixed maturities	2,681.3	10,856.3	11.6	13,549.2	13,374.2
Equity securities:
Nonredeemable preferred stocks:
Financials	204.1	554.1	69.3	827.5	590.4
Utilities	0	0	0	0	0
Subtotal nonredeemable preferred stocks	204.1	554.1	69.3	827.5	590.4
Common equities:
Common stocks	2,491.9	0	0	2,491.9	1,288.8
Other risk investments	0	0	0.4	0.4	0.4
Subtotal common equities	2,491.9	0	0.4	2,492.3	1,289.2
Total fixed maturities and equity securities	5,377.3	11,410.4	81.3	16,869.0	15,253.8
Short-term investments	1,937.0	212.0	0	2,149.0	2,149.0
Total portfolio	$7,314.3	$11,622.4	$81.3	$19,018.0	$17,402.8
Debt	$0	$2,527.5	$0	$2,527.5	$2,164.7

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2013
Fixed maturities:
U.S. government obligations	$3,662.2	$0	$0	$3,662.2	$3,630.4
State and local government obligations	0	2,256.0	0	2,256.0	2,247.3
Foreign government obligations	15.6	0	0	15.6	15.6
Corporate debt securities	0	2,926.6	0	2,926.6	2,885.0
Subtotal	3,677.8	5,182.6	0	8,860.4	8,778.3
Asset-backed securities:
Residential mortgage-backed	0	1,127.7	0.2	1,127.9	1,110.1
Commercial mortgage-backed	0	2,131.5	29.0	2,160.5	2,154.4
Other asset-backed	0	1,077.7	0	1,077.7	1,073.0
Subtotal asset-backed securities	0	4,336.9	29.2	4,366.1	4,337.5
Redeemable preferred stocks:
Financials	0	102.8	0	102.8	84.2
Utilities	0	65.6	0	65.6	64.9
Industrials	0	145.5	0	145.5	150.4
Subtotal redeemable preferred stocks	0	313.9	0	313.9	299.5
Total fixed maturities	3,677.8	9,833.4	29.2	13,540.4	13,415.3
Equity securities:
Nonredeemable preferred stocks:
Financials	240.8	414.6	39.0	694.4	431.5
Utilities	0	16.8	0	16.8	14.2
Subtotal nonredeemable preferred stocks	240.8	431.4	39.0	711.2	445.7
Common equities:
Common stocks	2,530.0	0	0	2,530.0	1,450.6
Other risk investments	0	0	0.5	0.5	0.5
Subtotal common equities	2,530.0	0	0.5	2,530.5	1,451.1
Total fixed maturities and equity securities	6,448.6	10,264.8	68.7	16,782.1	15,312.1
Short-term investments	987.8	284.8	0	1,272.6	1,272.6
Total portfolio	$7,436.4	$10,549.6	$68.7	$18,054.7	$16,584.7
Debt	$0	$2,073.7	$0	$2,073.7	$1,860.9

Our portfolio valuations classified as either Level 1 or Level 2 in the above tables are priced exclusively by external sources, including: pricing vendors, dealers/market makers, and exchange-quoted prices. During 2014, we had two nonredeemable preferred stocks with a value of $41.7 million that were transferred from Level 2 to Level 1 due to the availability of a consistent exchange price. During 2013, we did not have any securities that were transferred between Level 1 and Level 2. We recognize transfers between levels at the end of the reporting period.

Our short-term security holdings classified as Level 1 are highly liquid, actively marketed, and have a very short duration, primarily 30 days or less to redemption. These securities are held at their original cost, adjusted for any accretion of discount, since that value very closely approximates what an active market participant would be willing to pay for such securities. The remainder of our short-term securities are classified as Level 2 and are not priced externally since these securities continually trade at par value. These securities are classified as Level 2 since they are primarily longer-dated auction securities issued by municipalities that contain a redemption put feature back to the auction pool with a redemption period typically less than seven days. The auction pool is created by a liquidity provider and if the auction is not available at the end of the seven days, we have the right to put the security back to the issuer at par.

At December 31, 2014, vendor-quoted prices represented 50% of our Level 1 classifications (excluding short-term investments), compared to 56% at December 31, 2013. The securities quoted by vendors in Level 1 primarily represent our holdings in U.S. Treasury Notes, which are frequently traded and the quotes are considered similar to exchange-traded quotes. The balance of our Level 1 pricing comes from quotes obtained directly from trades made on active exchanges. The year-over-year decline in vendor-quoted Level 1 prices was due to a reduction of U.S. Treasury Notes with the funds deployed primarily to short-term investments.
At December 31, 2014, vendor-quoted prices comprised 97% of our Level 2 classifications (excluding short-term investments), while dealer-quoted prices represented 3%, compared to 98% and 2% at December 31, 2013, respectively. In our process for selecting a source (e.g., dealer, pricing service) to provide pricing for securities in our portfolio, we reviewed documentation from the sources that detailed the pricing techniques and methodologies used by these sources and determined if their policies adequately considered market activity, either based on specific transactions for the particular security type or based on modeling of securities with similar credit quality, duration, yield, and structure that were recently transacted. Once a source is chosen, we continue to monitor any changes or modifications to their processes by reviewing their documentation on internal controls for pricing and market reviews. We review quality control measures of our sources as they become available to determine if any significant changes have occurred from period to period that might indicate issues or concerns regarding their evaluation or market coverage.

As part of our pricing procedures, we obtain quotes from more than one source to help us fully evaluate the market price of securities. However, our internal pricing policy is to use a consistent source for individual securities in order to maintain the integrity of our valuation process. Quotes obtained from the sources are not considered binding offers to transact. Under our policy, when a review of the valuation received from our selected source appears to be outside of what is considered market level activity (which is defined as trading at spreads or yields significantly different than those of comparable securities or outside the general sector level movement without a reasonable explanation), we may use an alternate source’s price. To the extent we determine that it may be prudent to substitute one source’s price for another, we will contact the initial source to obtain an understanding of the factors that may be contributing to the significant price variance, which often leads the source to adjust their pricing input data for future pricing.

To allow us to determine if our initial source is providing a price that is outside of a reasonable range, we review our portfolio pricing on a weekly basis. We frequently challenge prices from our sources when a price provided does not match our expectations based on our evaluation of market trends and activity. Initially, we perform a review of our portfolio by sector to identify securities whose prices appear outside of a reasonable range. We then perform a more detailed review of fair values for securities disclosed as Level 2. We review dealer bids and quotes for these and/or similar securities to determine the market level context for our valuations. We then evaluate inputs relevant for each class of securities disclosed in the preceding hierarchy tables.
For our structured debt securities, including commercial, residential, and asset-backed securities, we evaluate available market-related data for these and similar securities related to collateral, delinquencies, and defaults for historical trends and reasonably estimable projections, as well as historical prepayment rates and current prepayment assumptions and cash flow estimates. We further stratify each class of our structured debt securities into more finite sectors (e.g., planned amortization class, first pay, second pay, senior, subordinated, etc.) and use duration, credit quality, and coupon to determine the appropriate fair value.
For our corporate debt and preferred stock (redeemable and nonredeemable) portfolios, we review securities by duration, coupon, and credit quality, as well as changes in interest rate and credit spread movements within that stratification. The review also includes recent trades, including: volume traded at various levels that establish a market, issuer specific fundamentals, and industry specific economic news as it comes to light.
For our municipal securities (e.g., general obligations, revenue, and housing), we stratify the portfolio to evaluate securities by type, coupon, credit quality, and duration to review price changes relative to credit spread and interest rate changes. Additionally, we look to economic data as it relates to geographic location as an indication of price-to-call or maturity predictors. For municipal housing securities, we look to changes in cash flow projections, both historical and reasonably estimable projections, to understand yield changes and their effect on valuation.
Lastly, for our short-term securities, we look at acquisition price relative to the coupon or yield. Since our short-term securities are typically 90 days or less to maturity, with the majority listed in Level 2 being seven days or less to redemption, acquisition price is the best estimate of fair value.
We also review data assumptions as supplied by our sources to determine if that data is relevant to current market conditions. In addition, we independently review each sector for transaction volumes, new issuances, and changes in spreads, as well as the overall movement of interest rates along the yield curve to determine if sufficient activity and liquidity exists to provide a credible source for our market valuations.
During each valuation period, we create internal estimations of portfolio valuation (performance returns), based on current market-related activity (i.e., interest rate and credit spread movements and other credit-related factors) within each major sector of our portfolio. We compare our internally generated portfolio results with those generated based on quotes we received externally and research material valuation differences. We compare our results to index returns for each major sector adjusting for duration and credit quality differences to better understand our portfolio’s results. Additionally, we review on a monthly basis our external sales transactions and compare the actual final market sales price to a previous market valuation price. This review provides us further validation that our pricing sources are providing market level prices, since we are able to explain significant price changes (i.e., greater than 2%) as known events occur in the marketplace and affect a particular security’s price at sale.
This analysis provides us with additional comfort regarding the source’s process, the quality of its review, and its willingness to improve its analysis based on feedback from clients. We believe this effort helps ensure that we are reporting the most representative fair values for our securities.
Except as described below, our Level 3 securities are also priced externally; however, due to several factors (e.g., nature of the securities, level of activity, and lack of similar securities trading to obtain observable market level inputs), these valuations are more subjective in nature. Certain private equity investments and fixed-income investments included in the Level 3 category are valued using external pricing supplemented by internal review and analysis.
After all the valuations are received and our review is complete, if the inputs used by vendors are determined to not contain sufficient observable market information, we will reclassify the affected security valuations to Level 3. At December 31, 2014 and 2013, securities in our fixed-maturity portfolio listed as Level 3 were comprised substantially of securities that were either: (i) private placement deals, (ii) thinly held and/or traded securities, or (iii) non-investment-grade securities with little liquidity. Based on these factors, it was difficult to independently verify observable market inputs that were used to generate the external valuations we received. Despite the lack of sufficient observable market information for our Level 3 securities, we believe the valuations received in conjunction with our procedures for evaluating third-party prices support the fair values reported in the financial statements.
At December 31, 2014, we had one private preferred equity security (in ARX Holding Corp.) with a value of $69.3 million that was priced internally. The same security had a value of $39.0 million at December 31, 2013. The increase in value is due to a higher price to book ratio multiple included in the terms of the stock purchase agreement we entered into during December 2014 to purchase a majority interest in ARX Holding Corp. This was the only internally-priced security in the portfolio at December 31, 2014 and 2013.
We review the prices from our external sources for reasonableness using internally developed assumptions to derive prices for the securities, which are then compared to the prices we received. Based on our review, all the prices received from external sources remain unadjusted.
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2014 and 2013:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2013	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2014
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$0.2	$0	$0	$(0.1)	$0.1	$(0.2)	$0	$0
Commercial mortgage-backed	29.0	(3.6)	0	0	0	(0.2)	(13.6)	11.6
Total fixed maturities	29.2	(3.6)	0	(0.1)	0.1	(0.4)	(13.6)	11.6
Equity securities:
Nonredeemable preferred stocks:
Financials[2]	39.0	0	0	0	0	30.3	0	69.3
Common equities:
Other risk investments	0.5	(0.1)	0	0	0	0	0	0.4
Total Level 3 securities	$68.7	$(3.7)	$0	$(0.1)	$0.1	$29.9	$(13.6)	$81.3

[1] The $13.6 million was transferred out of Level 3 and into Level 2 due to an improvement in the security's underlying collateral and an increase in liquidity and market activity in comparable securities.
[2] The $30.3 million represents a net holding period gain on our investment in ARX Holding Corp., which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2012	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2013
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$45.5	$(28.6)	$125.1	$0	$0	$(0.4)	$(141.4)	$0.2
Commercial mortgage-backed	25.3	(3.4)	0	0	0	7.1	0	29.0
Total fixed maturities	70.8	(32.0)	125.1	0	0	6.7	(141.4)	29.2
Equity securities:
Nonredeemable preferred stocks:
Financials[2]	31.9	0	0	0	0	7.1	0	39.0
Common equities:
Other risk investments	12.0	(0.5)	0.3	(2.4)	(36.0)	27.1	0	0.5
Total Level 3 securities	$114.7	$(32.5)	$125.4	$(2.4)	$(36.0)	$40.9	$(141.4)	$68.7

[1] The $141.4 million was transferred out of Level 3 and into Level 2 due to an increase in liquidity and trading volume in the market.
[2] The $7.1 million represents a net holding period gain on our investment in ARX Holding Corp., which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

The following table provides a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2014	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$0	NA	NA	NA
Commercial mortgage-backed	11.6	External vendor	Prepayment rate[1]	0
Total fixed maturities	11.6
Equity securities:
Nonredeemable preferred stocks:
Financials	69.3	Multiple of tangible net book value	Price to book ratio multiple	2.6
Subtotal Level 3 securities	80.9
Third-party pricing exemption securities[2]	0.4
Total Level 3 securities	$81.3

NA= Not Applicable since we did not hold any residential mortgage-backed Level 3 securities at December 31, 2014.
[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2013	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$0.2	External vendor	Prepayment rate[1]	0
Commercial mortgage-backed	29.0	External vendor	Prepayment rate[2]	0
Total fixed maturities	29.2
Equity securities:
Nonredeemable preferred stocks:
Financials	39.0	Multiple of tangible net book value	Price to book ratio multiple	1.9
Subtotal Level 3 securities	68.2
Third-party pricing exemption securities[3]	0.5
Total Level 3 securities	$68.7

[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] Assumes that two securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[3] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.
Due to the relative size of the securities’ fair values compared to the total portfolio’s fair value, any changes in pricing methodology would not have a significant change in valuation that would materially impact net and comprehensive income. During the years ended December 31, 2014 and 2013, there were no material assets or liabilities measured at fair value on a nonrecurring basis.